Tax - Tax reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	£ 2,152	£ (1,199)		£ 1,023
Taxation at UK corporation tax rate	506	(228)		194
Impact of taxing overseas profits at different rates	(20)	(75)		7
UK banking surcharge	5	(47)		(2)
– UK and European bank levies	78	50		72
– adjustments in respect of prior periods	58	93		30
– provisions for fines and penalties	23	3		(2)
– local taxes and overseas withholding taxes	19	4		(4)
– effect of losses (profits) in associates and joint ventures	5	5		(43)
– other	25	(5)		(32)
– impact of changes in tax rates	0	33		(56)
– impact of temporary differences between French tax and IFRS	0	0		324
– movements in unrecognised deferred tax	(81)	(268)		(47)
– non-taxable gain on transfer of Guernsey branch	(74)	0		0
– deductions for AT1 coupon payments	(60)	(55)		(53)
– impact of held for sale adjustments	(25)	47		0
– movements in provisions for uncertain tax positions	(11)	(110)		5
– non-taxable income and gains	(21)	(93)		(92)
– tax impact of sale of French retail banking business	0	0		(324)
Total tax expense	£ 427	£ (646)	[1]	£ (23)	[1]
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxation at UK corporation tax rate	23.50%	19.00%		19.00%
Impact of taxing overseas profits at different rates	(0.90%)	6.30%		0.70%
UK banking surcharge	0.002	0.039		(0.002)
– UK and European bank levies	0.036	(0.042)		0.070
– adjustments in respect of prior periods	2.70%	(7.80%)		2.90%
– provisions for fines and penalties	1.10%	(0.30%)		(0.20%)
– local taxes and overseas withholding taxes	0.009	(0.003)		(0.004)
– effect of losses (profits) in associates and joint ventures	0.20%	(0.40%)		(4.20%)
– other	1.20%	0.40%		3.00%
– impact of changes in tax rates	0.00%	(2.80%)		(5.50%)
– impact of temporary differences between French tax and IFRS	0.00%	0.00%		31.70%
– movements in unrecognised deferred tax	(3.80%)	22.40%		(4.60%)
– non-taxable gain on transfer of Guernsey branch	(3.40%)	0.00%		0.00%
– deductions for AT1 coupon payments	(0.028)	0.046		(0.052)
– impact of held for sale adjustments	(1.20%)	(3.90%)		0.00%
– movements in provisions for uncertain tax positions	(0.50%)	9.20%		0.50%
– non-taxable income and gains	(0.010)	0.078		(0.090)
– tax impact of sale of French retail banking business	0	0		(0.317)
Average effective tax rate	19.80%	53.90%		(2.20%)

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.